Income Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
Schedule of Provisions for Income Taxes	Significant components of the provisions for income taxes for the years ended September 30, 2024, 2023 and 2022 were as follows:
	2024	2023	2022

Provision for Income Taxes
Current Tax Provision Hong Kong	$905,452	$680,424	$640,396
Deferred Tax (Reversal)/Provision Hong Kong	(2,170)	(609)	2,101
Total Provision for Income Taxes	$903,282	$679,815	$642,497

Schedule of Deferred Tax Items	A summary of the otherwise deductible (or taxable) deferred tax items is as follows as of September 30, 2024, and 2023:
	2024	2023
Deferred tax liabilities
Depreciation expense of property, plant and equipment	$266	$2,430
Allowance for inventory	—	—

Less: valuation allowance	—	—
Total deferred tax liabilities	$266	$2,430